EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Vesting period (years)			5 years	5 years
Expiration date (years)			10 years	10 years
Number of shares purchased	357,152		357,152	357,152
Number of shares committed to be released per year through 2029	23,810		23,810
Share price	$ 10.00		$ 10.00
ESOP payable term	15 years
ESOP prime rate percentage			5.50%
Fair value of unallocated shares	$ 5,800,000
Compensation expense	136,000	$ 150,000	$ 613,000	$ 511,000
Restricted stock
Defined Benefit Plan Disclosure [Line Items]
Shares reserved for future issuance			178,575
Share based compensation expenses	168,000	139,000	$ 524,000	538,000
Stock option
Defined Benefit Plan Disclosure [Line Items]
Shares reserved for future issuance			446,440
Expiration date (years)			10 years
Share based compensation expenses	$ 97,000	$ 101,000	$ 404,000	388,000
Supplemental Executive Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Liability for retirement benefits			6,800,000	5,600,000
Expense recognized for benefits			$ 1,100,000	1,200,000
401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match			100.00%
Employee contributions			6.00%
Percent of Employees' Gross Pay contribution			75.00%
Expense recognized			$ 494,000	$ 440,000
Employee Stock Ownership Plan
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased			357,152
Share price			$ 10
ESOP payable term			15 years
ESOP prime rate percentage			5.50%